UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                      (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2016
For the period from November 16, 2016 (Commencement of Operations) through December 31, 2016
 (Unaudited)

Ultra Short Prime Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Ultra Short Prime Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Ultra Short Prime Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Counter-Party Risk, Credit Risk, Income Risk, Interest Rate Risk, Industry Concentration Risk, Liquidity Risk, Manager Risk, Market Risk, Money Market Risk, Municipal Securities Risk, Political Risk, Pre-Payment Risk, Spread Risk, and U.S. Government Obligations Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about February 28, 2017.

For More Information on the Ultra Short Prime Fund:

See Our Web site @ govpartnersfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders of the Fund:
The Ultra Short Prime Fund launched successfully in November of 2016. The Fund invests in a diversified mix of short-term agencies, corporate bonds, commercial paper, supranational securities, bank notes and Yankee CDs. The Fund has been managed to meet the compliance requirements of the California Government Code as well as the equivalent regulations of many other jurisdictions.

U.S. Money Market Reforms that went into effect on October 14, 2016 provided yield opportunities for non-2a-7 fund investors as assets migrated away from floating rate prime money market funds to government money market funds and other products. 3-Month US-dollar LIBOR spiked from 0.65% at the end of June to 0.88% in October and approached 1.00% by year-end.

November and December were especially volatile months for fixed income markets due to the surprise outcome of the U.S. presidential election and the Republican sweep of Congress. The market quickly priced in the potential for higher interest rates due to the increased probability of fiscal stimulus and the resulting implications for inflation.

For the time being, however, inflation remains comfortably below the Fed's 2.00% target with its primary gauge for price measurement, Core Personal Consumption Expenditures, coming in at 1.7% for 2016. Headline employment has been strong at 4.7% for the December 2016 period and GDP clocked in at 3.5% and 1.9% for Q3 and Q4, respectively. As was fully anticipated by the market, the Fed voted unanimously to raise the federal funds rate by 0.25% to a range of 0.50% - 0.75% on December 14. Fixed income yields rose on the Fed's future projections for the fed funds rate, with the median projection indicative of three additional 25 basis point rate hikes in 2017 and the longer-term forecast revised to 3.00% from 2.90%. Chandler Asset Management is anticipating at least two 25-basis point interest rate hikes during 2017 likely to occur in June and December.

Sincerely,

Martin Cassell, CFA
CEO, Chief Investment Officer
Chandler Asset Management

Source: Bloomberg

Ultra Short Prime Fund

Schedule of Investments
(Unaudited)

As of December 31, 2016
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 5.56%
Bank of America	$250,000	1.350%	8/30/2017	$250,207
Bank of Nova Scotia - Houston Branch	250,000	1.350%	9/27/2017	250,085
Nordea Bank of Finland	250,000	1.150%	5/26/2017	250,097
Royal Bank of Canada	500,000	1.195%	3/2/2017	500,151
Svenska Handelsbanken	750,000	0.775%	1/25/2017	750,011
Toronto-Dominion Bank	250,000	1.150%	3/10/2017	250,146
Westpac Banking Corporation	250,000	1.360%	10/3/2017	249,958

Total Certificates of Deposit (Cost $2,500,655)				2,500,655

COMMERCIAL PAPER - 22.64%
American Honda Finance Corp.	200,000	0.000%	2/16/2017	199,828
American Honda Finance Corp.	200,000	0.000%	2/21/2017	199,797
Apple, Inc.	250,000	0.000%	1/10/2017	249,977
Apple, Inc.	250,000	0.000%	2/15/2017	249,796
Bank Tokyo-Mitsubishi Ltd.	200,000	0.000%	2/2/2017	199,879
Bank Tokyo-Mitsubishi Ltd.	200,000	0.000%	3/1/2017	199,739
Bank Tokyo-Mitsubishi Ltd.	200,000	0.000%	3/17/2017	199,600
Caterpillar, Inc.	600,000	0.000%	1/27/2017	599,655
Chevron Corporation	750,000	0.000%	1/9/2017	749,940
Cooperatieve Robobank U.A.	250,000	0.000%	6/12/2017	248,852
Kells Funding Ltd.	750,000	0.000%	1/30/2017	749,621
Metlife Short Term Funding LLC	750,000	0.000%	1/20/2017	749,767
Metlife Short Term Funding LLC	250,000	0.000%	2/16/2017	249,746
Microsoft Corporation	500,000	0.000%	2/2/2017	499,720
Microsoft Corporation	250,000	0.000%	5/2/2017	249,254
Paccar Finance Corp.	400,000	0.000%	1/23/2017	399,856
Paccar Finance Corp.	100,000	0.000%	3/16/2017	99,832
Pfizer, Inc.	500,000	0.000%	2/13/2017	499,622
Proctor and Gamble Co.	250,000	0.000%	1/17/2017	249,955
QUALCOMM, Inc.	250,000	0.000%	2/22/2017	249,762
QUALCOMM, Inc.	250,000	0.000%	1/25/2017	249,910
The Coca-Cola Company	250,000	0.000%	1/23/2017	249,921
The Coca-Cola Company	250,000	0.000%	2/16/2017	249,797
The Coca-Cola Company	250,000	0.000%	6/5/2017	249,082
The Walt Disney Company	250,000	0.000%	2/22/2017	249,779
Toyota Motor Credit Corporation	250,000	0.000%	2/2/2017	249,857
Toyota Motor Credit Corporation	250,000	0.000%	3/1/2017	249,673
Toyota Motor Credit Corporation	250,000	0.000%	6/15/2017	248,751
United Parcel Service, Inc.	600,000	0.000%	2/2/2017	599,686
Visa, Inc.	250,000	0.000%	2/6/2017	249,839
Visa, Inc.	250,000	0.000%	3/7/2017	249,677

Total Commerical Paper (Cost $10,190,170)				10,190,170
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 10.69%
3M Co.	200,000	1.000%	6/26/2017	$200,008
Ace INA Holdings, Inc.	200,000	5.700%	2/15/2017	201,078
American Express Credit Corp.	200,000	1.125%	6/5/2017	200,043
Berkshire Hathaway, Inc.	700,000	1.900%	1/31/2017	700,583
Burlington Northern Santa Fe LLC	200,000	5.650%	5/1/2017	202,828
Cisco Systems, Inc.	455,000	1.100%	3/3/2017	455,224
Exxon Mobil Corp.	250,000	0.921%	3/15/2017	250,058
General Electric Co.	200,000	2.300%	4/27/2017	200,942
HSBC USA, Inc.	200,000	1.300%	6/23/2017	200,000
International Bank for Reconstruction
& Development	245,000	1.125%	7/18/2017	245,279
International Business Machines Corp.	500,000	1.250%	2/6/2017	500,182
John Deere Capital Corp.	144,000	1.125%	6/12/2017	144,031
JPMorgan Chase & Co.	200,000	1.350%	2/15/2017	200,082
PACCAR Financial Corp.	96,000	1.600%	3/15/2017	96,144
PepsiCo, Inc.	400,000	0.950%	2/22/2017	400,028
The Walt Disney Co.	150,000	1.125%	2/15/2017	150,027
United Technologies Corp.	214,000	1.800%	6/1/2017	214,640
US Bank National Association	250,000	1.153%	9/11/2017	250,098

Total Corporate Bonds (Cost $4,811,275)				4,811,275

DISCOUNT NOTE - 0.55%
IFC Discount Note	250,000	0.000%	1/9/2017	249,983

Total Discount Note (Cost $249,983)				249,983

FEDERAL AGENCY OBLIGATIONS - 24.21%
Federal Home Loan Bank Discount Notes	400,000	0.000%	1/6/2017	399,990
Federal Home Loan Bank Discount Notes	2,100,000	0.000%	1/17/2017	2,099,651
Federal Home Loan Bank Discount Notes	1,300,000	0.000%	2/1/2017	1,299,474
Federal Home Loan Bank Discount Notes	1,000,000	0.000%	2/2/2017	999,589
Federal Home Loan Bank Discount Notes	6,100,000	0.000%	3/1/2017	6,094,986

Total Federal Agency Obligations (Cost $10,893,690)				10,893,690

SUPRANATIONAL AGENCY OBLIGATION - 0.56%
Inter-American Development Bank	250,000	1.125%	3/15/2017	250,172

Total Supranational Agency Obligation (Cost $250,172)				250,172

SHORT-TERM INVESTMENT - 5.31%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 0.00%		2,390,312	2,390,312

Total Short-Term Investment (Cost $2,390,312)				2,390,312
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
			Value (Note 1)

Total Value of Investments (Cost $31,286,257) - 69.52%			$31,286,257

Other Assets Less Liabilities - 30.48%			13,716,495

Net Assets - 100%			$45,002,752

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Certificates of Deposit	5.56%	$2,500,655
Commercial Paper	22.64%	10,190,170
Corporate Bonds	10.69%	4,811,275
Discount Note	0.56%	249,983
Federal Agency Obligations	24.21%	10,893,690
Supranational Agency Obligation	0.55%	250,172
Short-Term Investment	5.31%	2,390,312
Other Assets Less Liabilities	30.48%	13,716,495
Total	100.00%	$45,002,752

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2016

Assets:
Investments, at value (cost $31,286,257)	$31,286,257
Receivables:
Investments sold	13,673,419
Due from advisor	8,231
Interest	35,255
Prepaid expenses:
Compliance fees	9,537
Trustee fees and meeting expenses	6,575

Total assets	45,019,274

Liabilities:
Payables:
Distributions	12,455
Accrued expenses:
Professional fees	1,155
Administration fees	978
Fund accounting fees	959
Transfer agent fees	311
Insurance expenses	247
Custody and banking fees	204
Security pricing fees	123
Shareholder fulfillment expenses	62
Registration and filing expenses	28

Total liabilities	16,522

Total Net Assets	$45,002,752

Net Assets Consist of:
Paid in Capital	$45,002,748
Accumulated net realized gain on investments	4

Total Net Assets	$45,002,752
Shares Outstanding, no par value (unlimited authorized shares)	45,002,748
Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2016

Investment Income:
Interest	$5,144

Total Investment Income	5,144

Expenses:
Professional fees	3,193
Administration fees (note 2)	2,978
Fund accounting fees (note 2)	2,959
Advisory fees (note 2)	2,791
Compliance fees (note 2)	2,096
Trustee fees and meeting expenses	925
Transfer agent fees (note 2)	311
Insurance fees	247
Registration and filing expenses	247
Custody and banking fees (note 2)	232
Security pricing fees	123
Shareholder fulfillment expenses	62

Total Expenses	16,164

Expenses reimbursed by Advisor (note 2)	(11,020)

Net Expenses	5,144

Net Investment Income	-

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	4
Net change in unrealized appreciation on investments	-

Net Realized and Unrealized Gain on Investments	4

Net Increase in Net Assets Resulting from Operations	$4

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Changes in Net Assets
(Unaudited)

For fiscal period from November 16, 2016 (Commencement of Operations) through December 31, 2016

Operations:
Net investment income	$-
Net realized gain from investment transactions	4
Net change in unrealized appreciation on investments	-

Net Increase in Net Assets Resulting from Operations	4

Beneficial Interest Transactions:
Shares sold	84,002,758
Reinvested dividends and distributions	-
Shares repurchased	(39,000,010)

Increase from Beneficial Interest Transactions	45,002,748

Net Increase in Net Assets	45,002,752

Net Assets:
Beginning of period	-
End of period	$45,002,752

Undistributed Net Investment Income	$-

Share Information:
Shares Sold	84,002,758
Reinvested dividends and distributions	-
Shares Repurchased	(39,000,010)
Net Increase in Shares of Beneficial Interest	45,002,748

See Notes to Financial Statements

Ultra Short Prime Fund

Financial Highlights
(Unaudited)

For a share outstanding during the fiscal period from
November 16, 2016 (Commencement of Operations) through December 31, 2016

Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations
Net investment income	-
Net realized and unrealized gain on investments	0.00	(d)

Total from Investment Operations	0.00

Distributions to Shareholders
From net investment income	(0.00)	(d)

Total from Distributions to Shareholders	(0.00)

Net Asset Value, End of Period	$1.00

Total Return	0.06%	(b)

Net Assets, End of Period (in thousands)	$45,003

Ratios of:
Gross Expenses to Average Net Assets (c)	0.53%	(a)
Net Expenses to Average Net Assets (c)	0.17%	(a)
Net Investment Income to Average Net Assets	0.00%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Less than $0.01 per share.

See Notes to Financial Statements

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

1.   Organization and Significant Accounting Policies

The Ultra Short Prime Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust, originally the Hanna Investment Trust, was organized as a Delaware statutory trust on July 30, 2010.  The Hanna Investment Trust was subsequently named the Vertical Capital Investors Trust on February 7, 2014.   The current name of the Trust, known as the Leeward Investment Trust, was effective on July 1, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund commenced operations on November 16, 2016. The investment objective of the Fund is to provide capital preservation, a high degree of liquidity, and a high level of current income.  The Fund seeks to achieve its investment objective by investing in a diversified group of high quality fixed income instruments and other short-term obligations denominated in U.S. dollars, including but not limited to certificates of deposit, banker's acceptances, commercial paper, corporate bonds or notes, municipal securities, supranational securities, and repurchase agreements.  Chandler Asset Management, Inc. (the "Advisor") will target investing in securities with remaining maturities of 397 days or less.  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in securities with maturities in excess of 397 days.  At least 80% of the Fund's assets will be invested in government plus corporate fixed income debt rated A/A1 or better under normal economic conditions.
Shares in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of the Securities Act of 1933.  All investments in the Fund are made without a sales load.  Investment in the Fund may only be made by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions; other investment companies; or certain other entities which are "accredited investors," as that term is defined under the Securities Act of 1933.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2016 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Certificates of Deposit	$2,500,655	$-	$2,500,655	$-
Commercial Paper	10,190,170	-	10,190,170	-
Corporate Bonds	4,811,275	-	4,811,275	-
Discount Note	249,983	-	249,983	-
Federal Agency Obligations	10,893,690	-	10,893,690	-
Supranational Agency Obligation	250,172	-	250,172	-
Short-Term Investment	2,390,312	2,390,312	-	-
Total Assets	$31,286,257	$2,390,312	$28,895,945	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended December 31, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.09% of the Fund's average daily net assets on the first $500 million and 0.06% of the Fund's average daily net assets for assets over $500 million.  For the fiscal period ended December 31, 2016, $2,791 in advisory fees were incurred by the Fund, and $11,020 was reimbursed to the Fund by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.165% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until October 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.

A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All asset levels	0.03%	All asset levels	0.75%	$2,000	0.02%	$150 per state
				*Minimum monthly fees of $2,000 for Administration

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

The Fund incurred $2,978 in administration fees, $2,959 in fund accounting fees, and $232 in custody fees for the fiscal period ended December 31, 2016.

Compliance Services
Barge Consulting, LLC provides services as the Trust's Chief Compliance Officer.  Barge Consulting, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.   Purchases and Sales of Investment Securities
For the fiscal period ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$68,249,108	$ -

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended December 31, 2016.

4.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return and, during the period ended December 31, 2016 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the period ended were characterized for tax purposes as follows:

	December 31, 2016	November 30, 2016
Ordinary Income	$ 13,042	$ 2,748

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

At December 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$31,286,257

Unrealized Appreciation	$-
Unrealized Depreciation	-
Net Unrealized Appreciation	$-

5.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.   Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

7.   Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions

Per share distributions during the subsequent period for record date January 30, 2017 and pay date January 31, 2017 were as follows.

January 31, 2017
Ordinary Income	$ 9,705

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Ultra Short Prime Fund

Additional Information
(Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended December 31, 2016.

During the fiscal period, the Fund paid $15,790 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,000.60	$0.83
	$1,000.00	$1,024.37	$0.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.165%, including dividend expense for the period, multiplied by 184/365 (to reflect the six month period).

5.   Approval of Investment Advisory Agreement

The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement.  At an organizational meeting of the Fund's Board of Trustees on August 18, 2016, the Trustees approved the Investment Advisory Agreement for an initial two year term until September 1, 2018.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii)  investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from Chandler Asset Management, Inc. (the "Advisor") to the Trustees containing information about the advisory firm and its business. The memorandum provided information about the Advisor's finances, personnel, services to the Fund, investment advice, fees, and compliance program. It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustees also reviewed a memorandum from the Fund's legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  The Trustees also reviewed the Advisor's form ADV and experience.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services; its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.  The Trustees reviewed the duties of the Advisor relative to the oversight of the Fund's investment portfolio and the Fund's investment strategy.  The Trustees discussed the respective services that would be provided by the Advisor and noted that the Advisor would be responsible for managing the Fund's assets. There was discussion regarding the nature of the investment strategy for the Fund, and it was noted that the investment objective would be to provide capital preservation, a high degree of liquidity, and a high level of current income.  There was discussion that the strategy would involve a diversified group of high quality fixed income instruments, such as commercial paper and corporate bonds.  It was also noted that the Advisor had never before provided portfolio management services to a registered investment company.  There was discussion regarding the Advisor's ability to manage the portfolio of the Fund, which was contemplated to be a registered investment company.  It was noted that the Advisor had previously engaged in portfolio management services similar in scope and strategy to the investment strategy being proposed for the Fund, and that neither the investment strategy nor portfolio management policies and procedures would need to materially change in order to comply with requirements set by the Investment Company Act of 1940.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance program, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

In considering the investment performance of the Advisor, the Trustees noted that the Fund had not commenced operations and consequently had no performance history. The Board then reviewed the executive biographical summaries of the Advisor's portfolio management team and performance summaries of the various strategies they currently employ which are comparable to the strategies proposed for the Fund. It was noted that there were performance summaries for three core strategies – Ultra Short Bond, Limited Maturity, and Short Term Bond.  After further discussion, the Trustees considered the experience of the personnel of the Advisor in managing other assets, and determined at that time that the performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement would be 0.09% of the average daily net assets for the first $500 million and 0.08% of the average daily net assets over $500 million. The Trustees compared the proposed fees of the Advisor against several peer funds with similar investment objectives and strategies.  It was noted that the Advisor's proposed fees were generally lower than the competing peer funds.  The Trustees reviewed the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the Advisor's plans to increase the asset levels of the Fund; and the overall expenses of the Fund. The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Advisor then responded to several questions about the financial condition of the firm as posed by an Independent Trustee.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor's name and the ability for the Advisor to place small accounts into the Fund.  The Trustees then compared the fees and expenses of the Fund to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees noted that the Fund was in a start-up phase and would be much smaller than the comparable funds and the peer group average in the near future. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors.  The Trustees noted that the Fund had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale.  The Trustees noted that the Fund was in a start-up phase, but that it was expected that the Fund would grow rapidly, and that the Advisor had priced their services accordingly with a breakpoint.   Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Advisor does not currently allocate portfolio business to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.
Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Ultra Short Prime Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Chandler Asset Management, Inc.
116 South Franklin Street	6225 Lusk Boulevard
Post Office Drawer 4365	San Diego, California 92121
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-317-4747

World Wide Web @:	World Wide Web @:

ncfunds.com	chandlerasset.com

Item 2. CODE OF ETHICS.
Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11. CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 23, 2017	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: February 23, 2017	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 23, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Ultra Short Prime Fund